Artisan International Explorer Fund Expense Example - Artisan International Explorer Fund	Sep. 30, 2025 USD ($)
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,534
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	$ 1,477